Results from Financial Transactions - Summary of Net Fair Value Change on Borrowings and Other Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ 29	€ 10	€ 21
Borrowings [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	23	€ 10	€ 21
Other financial liabilitiy [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ 6